As filed with the Securities and Exchange           Registration No. 33-91846*
Commission on October 16, 1996                      Registration No. 811-2513

------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                    FORM N-4

------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 7 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                and Amendment To

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

------------------------------------------------------------------------------
    Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                       (EXACT NAME OF REGISTRANT)

                Aetna Life Insurance and Annuity Company
                          (NAME OF DEPOSITOR)

        151 Farmington Avenue, RE4C, Hartford, Connecticut 06156
    (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

   Depositor's Telephone Number, including Area Code:  (860) 273-7834

                        Susan E. Bryant, Counsel
                Aetna Life Insurance and Annuity Company
       151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                (NAME AND ADDRESS OF AGENT FOR SERVICE)

------------------------------------------------------------------------------
It is proposed that this filing will become effective (CHECK APPROPRIATE SPACE):

   X   immediately upon filing pursuant to paragraph (b) of Rule 485
 ----
       on _______________________ pursuant to paragraph (b) of Rule 485
 ----

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75976.

                   VARIABLE ANNUITY ACCOUNT C
                     CROSS REFERENCE SHEET

                                                         LOCATION - PROSPECTUS
                                                          DATED SEPTEMBER 16,
                                                          1996, AS AMENDED BY
FORM N-4                                                   SUPPLEMENTS DATED
ITEM NO          PART A (PROSPECTUS)                     SEPTEMBER 16, 1996 AND
                                                           OCTOBER 16, 1996
   1     Cover Page. . . . . . . . . . . . . . . . . . . Cover Page

   2     Definitions . . . . . . . . . . . . . . . . . . Definitions

   3     Synopsis. . . . . . . . . . . . . . . . . . . . Prospectus Summary; Fee
                                                         Table and as amended

   4     Condensed Financial Information . . . . . . . . Condensed Financial
                                                         Information

   5     General Description of Registrant,
         Depositor, and Portfolio Companies. . . . . . . The Company; Variable
                                                         Annuity Account C; The
                                                         Funds

   6     Deductions and Expenses . . . . . . . . . . . . Charges and Deductions;
                                                         Distribution

   7     General Description of Variable Annuity
         Contracts . . . . . . . . . . . . . . . . . . . Purchase; Miscellaneous

   8     Annuity Period. . . . . . . . . . . . . . . . . Annuity Period

   9     Death Benefit . . . . . . . . . . . . . . . . . Death Benefit During
                                                         Accumulation Period; Death
                                                         Benefit Payable During the
                                                         Annuity Period

  10     Purchases and Contract Value. . . . . . . . . . Purchase; Contract Valuation

  11     Redemptions . . . . . . . . . . . . . . . . . . Right to Cancel; Withdrawals

  12     Taxes . . . . . . . . . . . . . . . . . . . . . Tax Status

  13     Legal Proceedings . . . . . . . . . . . . . . . Miscellaneous - Legal Matters
                                                         and Proceedings


FORM N-4
ITEM NO.       PART B (STATEMENT OF ADDITIONAL                 LOCATION
                         INFORMATION)
  14     Table of Contents of the Statement of
         Additional Information. . . . . . . . . . . . . Contents of the Statement of
                                                         Additional Information

  15     Cover Page. . . . . . . . . . . . . . . . . . . Cover page

  16     Table of Contents . . . . . . . . . . . . . . . Table of Contents

  17     General Information and History . . . . . . . . General Information and
                                                         History

  18     Services. . . . . . . . . . . . . . . . . . . . General Information and
                                                         History; Independent Auditors

  19     Purchase of Securities Being Offered. . . . . . Offering and Purchase of
                                                         Contracts

  20     Underwriters. . . . . . . . . . . . . . . . . . Offering and Purchase of
                                                         Contracts

  21     Calculation of Performance Data . . . . . . . . Performance Data; Average
                                                         Annual Total Return
                                                         Quotations

  22     Annuity Payments. . . . . . . . . . . . . . . . Annuity Payments

  23     Financial Statements. . . . . . . . . . . . . . Financial Statements

                         PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 7, respectively, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 and by reference to a Supplement dated September 16, 1996 as contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996.

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company
                    Supplement dated October 16, 1996 to the
                      Prospectus dated September 16, 1996
             Group Deferred Variable Annuity Contracts for use with
      Retirement Programs for Higher Education (Section 403(b) and 401(a))

This supplement describes Series C of Aetna GET Fund (GET C), an investment option which may be available under the contract described by the prospectus to which this supplement is attached (Contract) and a guarantee offered by the Aetna Life Insurance and Annuity Company (Aetna) in connection with investments in GET C. This supplement applies only to Master Contracts issued or endorsed on or after October 1, 1996.

AETNA GET FUND -- SERIES C

GET C seeks to achieve maximum total return without compromising a minimum target rate of return by participating in favorable equity market performance during a Guaranteed Period. GET C shares will be offered for a limited time period (Offering Period). Aetna reserves the right to reject amounts of less than $5,000 transferred to GET C. Aetna is the investment adviser to GET C. Aeltus Investment Management, Inc. is the sub-adviser to GET C.

THE GET FUND GUARANTEE

GET C will mature in five years (Maturity Date), which will end the Guaranteed Period for GET C. Aetna guarantees that the value of a GET C accumulation unit on the Maturity Date will not be less than the value of a GET C accumulation unit at the beginning of the Guaranteed Period. If necessary, Aetna will transfer funds from its General Account to GET C to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET C is only available as an investment option during the accumulation period. GET C should not be selected if annuity payments or other withdrawals or transfers from GET C are expected to begin prior to the Maturity Date. Participants must transfer any portion of the value of their contract (Contract Value) held in GET C to another investment option before an annuity option is elected.

Prior to the Maturity Date, Aetna will send a notice to each contract owner/participant with amounts in GET C advising them of the Maturity Date and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Contract Value based on GET C to another available series of GET Fund. If no GET Fund series is available, 50% of the Contract Value from GET C will be transferred to Aetna Variable Fund, a growth and income fund. The remaining 50% of the Contract Value from GET C will be transferred to Aetna Income Shares, a bond fund. The transfers would be made during the next valuation period.

The following information supplements Table A contained in the Fee Table section of the Prospectus.

AETNA GET FUND SERIES C ANNUAL EXPENSES

(As a percentage of average net assets)

                                                          INVESTMENT                         TOTAL FUND
                                                           ADVISORY           OTHER            ANNUAL
                                                             FEES*         EXPENSES**         EXPENSES
                                                         -------------   ---------------   ---------------
Aetna GET Fund Series C                                      0.60%            0.15%             0.75%

 * 0.25% during the Offering Period.Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.
** Administrative Services includes all other expenses of GET C.

See the Prospectus for GET C for a more complete description of the fund, including charges and expenses.

Form No. X91846.4                                                   October 1996

SEPARATE ACCOUNT ANNUAL EXPENSES (Applies to Master Contracts issued or Endorsed on or after
October 1, 1996)
(As an annual percentage of average net asset value. The daily equivalent is deducted from the GET C Subaccount of the Separate Account.)

MORTALITY AND EXPENSE RISK CHARGE......................          1.00%
GET GUARANTEE CHARGE (deducted daily during the
  Guaranteed Period)...................................          0.25%
ADMINISTRATIVE EXPENSE CHARGE. We currently do not
  impose an administrative.............................          0.00%
                                                                 -----
  expense charge. However, we reserve the right to
  deduct a daily charge from
  the Subaccounts equivalent on an annual basis to not
  more than 0.25%.
Total Separate Account Annual Expenses.................          1.25%
                                                                ------
                                                                ------

See the Contract Prospectus for charges during the annuity period.

HYPOTHETICAL ILLUSTRATION (Example) -- Aetna GET Fund Series C

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:

                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                 ------   -------   -------   --------
 Aetna GET Fund Series C           $20      $ 63      $108      $233

PERFORMANCE INFORMATION

Performance information for the investment adviser with respect to its management of funds similar to the Fund described above is contained in the Fund's prospectus.

Form No. X91846.4                                                   October 1996

                          VARIABLE ANNUITY ACCOUNT C
                          PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
  (a)       Financial Statements:
     (1)    Included in Part A:
            Condensed Financial Information
     (2)    Included in Part B:
            Financial Statements of Variable Annuity Account C:
            - Independent Auditors' Report
            - Statement of Assets and Liabilities as of December 31, 1995
            - Statement of Operations for the year ended December 31, 1995
            - Statements of Changes in Net Assets for the years ended
              December 31, 1995 and 1994
            - Notes to Financial Statements
            Financial Statements of the Depositor:
            - Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December
              31, 1995, 1994 and 1993
            - Consolidated Balance Sheets as of December 31, 1995 and 1994
            - Consolidated Statements of Changes in Shareholder's Equity for
              the years ended December 31, 1995, 1994 and 1993
            - Consolidated Statements of Cash Flows for the years ended
              December 31, 1995, 1994 and 1993
            - Notes to Consolidated Financial Statements

  (b)       Exhibits
     (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
     (2)    Not applicable
     (3.1)  Form of Broker-Dealer Agreement(2)
     (3.2) Alternative Form of Wholesale Agreement and Related Selling Agreement(2)
     (4.1) Form of Variable Annuity Contract (G-CDA-IB(ATORP)) and Endorsement (EGET-IC(R))(3)
     (4.2) Form of Variable Annuity Contract and Certificate (G-CDA-95(TORP) and (GTCC-95(TORP))(3)
     (4.3) Form of Variable Annuity Contract (G-CDA-IB(AORP)) and Endorsement (EGET-IC(R))(3)
     (4.4) Form of Variable Annuity Contract and Certificate (G-CDA-95(ORP) and (GTCC-95(ORP))(3)
     (4.5)  Form of Variable Annuity Contract (GCDA-96(TORP))(4)
     (4.6) Endorsement (GET/96) to Form of Variable Annuity Contract G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP), GTCC-95(ORP)(4)

     (5)    Form of Variable Annuity Contract Application (300-MOP-IB)(5)
     (6)    Certification of Incorporation and By-Laws of Depositor(6)
     (7)    Not applicable
     (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
     (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
     (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(7)
     (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996(2)
     (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996(2)
     (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(7)
     (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
     (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
     (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
     (8.10) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
     (8.11) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)
     (8.12) Amendment dated as of February 20, 1996 to Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(7)

     (8.13) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 27, 1992 and June 1, 1994(2)
     (9)    Opinion of Counsel(8)
     (10.1) Consent of Independent Auditors
     (10.2) Consent of Counsel
     (11)   Not applicable
     (12)   Not applicable
     (13)   Computation of Performance Data(9)
     (14)   Not applicable
     (15.1) Powers of Attorney(10)
     (15.2) Authorization for Signatures(2)
     (27)   Financial Data Schedule(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 15, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996.
5. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-91846), as filed on May 1, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
8. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 16, 1995.
10. Incorporated by reference to Pre-Effective Amendment No. 1 to
    Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS*                  POSITIONS AND OFFICES WITH DEPOSITOR
-------------------                ------------------------------------

Daniel P. Kearney                  Director and President

Timothy A. Holt                    Director, Senior Vice President and
                                   Chief Financial Officer

Christopher J. Burns               Director and Senior Vice President

Laura R. Estes                     Director and Senior Vice President

Gail P. Johnson                    Director and Vice President

John Y. Kim                        Director and Senior Vice President

Shaun P. Mathews                   Director and Vice President

Glen Salow                         Director and Vice President

Creed R. Terry                     Director and Vice President

Deborah Koltenuk                   Vice President and Treasurer,
                                   Corporate Controller

Zoe Baird                          Senior Vice President and General Counsel

Frederick D. Kelsven               Vice President and Chief Compliance Officer

Susan E. Schechter                 Corporate Secretary and Counsel


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of August 31, 1996, there were 589,843 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.  INDEMNIFICATION

    Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

    C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

    Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.  PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Variable Portfolios, Inc., and Aetna GET Fund (all registered management investment companies under the 1940 Act). Additionally, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter for Variable

         Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

    (b)  See Item 25 regarding the Depositor.

    (c)  Compensation as of December 31, 1995:


  (1)               (2)               (3)               (4)           (5)

NAME OF        NET UNDERWRITING   COMPENSATION
PRINCIPAL      DISCOUNTS AND      ON REDEMPTION       BROKERAGE
UNDERWRITER    COMMISSIONS        OR ANNUITIZATION    COMMISSION    COMPENSATION*
-----------    ----------------   ----------------    ----------    -------------

Aetna Life                           $1,830,629                      $74,341,006
Insurance and
Annuity
Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

            Aetna Life Insurance and Annuity Company
            151 Farmington Avenue
            Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter,
         [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) PARA 78,904 at 78,523 (November 22, 1988).

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risk assumed by the insurance company.

                                  SIGNATURES

    As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-91846) and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-91846) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of October, 1996.

                            VARIABLE ANNUITY ACCOUNT C OF AETNA
                            LIFE INSURANCE AND ANNUITY COMPANY
                               (REGISTRANT)

                        By: AETNA LIFE INSURANCE AND ANNUITY
                            COMPANY
                               (DEPOSITOR)

                        By: Daniel P. Kearney*
                            -----------------------------------
                            Daniel P. Kearney
                            President

    As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-91846) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                 TITLE                                   DATE
---------                 -----                                   ----

Daniel P. Kearney*     Director and President                )
---------------------- (principal executive officer)         )
Daniel P. Kearney                                            )
                                                             )
Timothy A. Holt*       Director and Chief Financial Officer  )  October
----------------------                                       )  16, 1996
Timothy A. Holt                                              )
                                                             )
Christopher J. Burns*  Director                              )
----------------------                                       )
Christopher J. Burns                                         )
                                                             )
Laura R. Estes*        Director                              )
----------------------                                       )
Laura R. Estes                                               )
                                                             )
Gail P. Johnson*       Director                              )
----------------------                                       )
Gail P. Johnson                                              )
                                                             )

John Y. Kim*           Director                              )
----------------------                                       )
John Y. Kim                                                  )
                                                             )
Shaun P. Mathews*      Director                              )
----------------------                                       )
Shaun P. Mathews                                             )
                                                             )
Glen Salow*            Director                              )
----------------------                                       )
Glen Salow                                                   )
                                                             )
Creed R. Terry*        Director                              )
----------------------                                       )
Creed R. Terry                                               )
                                                             )
Deborah Koltenuk*      Vice President and Treasurer,         )
---------------------- Corporate Controller                  )
Deborah Koltenuk                                             )


By: /s/  Julie E. Rockmore
    -----------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                          VARIABLE ANNUITY ACCOUNT C
                               EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT                                               PAGE
-----------    -------                                               ----

99-B.1        Resolution of the Board of Directors of Aetna Life       *
              Insurance and Annuity Company establishing Variable
              Annuity Account C

99-B.3.1      Form of Broker-Dealer Agreement                          *

99-B.3.2      Alternative Form of Wholesale Agreement and              *
              Related Selling Agreement

99-B.4.1      Form of Variable Annuity Contract (G-CDA-IB(ATORP)       *
              and Endorsement (EGET-IC(R))

99-B.4.2      Form of Variable Annuity Contract and Certificate        *
              (G-CDA-95(TORP) and (GTCC-95(TORP))

99-B.4.3      Form of Variable Annuity Contract (G-CDA-IB(AORP)        *
              and Endorsement (EGET-IC(R))

99-B.4.4      Form of Variable Annuity Contract and Certificate        *
              (G-CDA-95(ORP) and (GTCC-95(ORP))

99-B.4.5      Form of Variable Annuity Contract (GCDA-96(TORP))        *

99-B.4.6      Endorsement (GET/96) to Form of Variable Annuity         *
              Contract G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP),
              GTCC-95(ORP)

99-B.5        Form of Variable Annuity Contract Application            *
              (300-MOP-IB)

99-B.6        Certification of Incorporation and By-Laws of Depositor  *

99-B.8.1      Fund Participation Agreement (Amended and Restated)      *
              between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc.
              dated March 31, 1995


* Incorporated by reference

EXHIBIT NO.    EXHIBIT                                               PAGE
-----------    -------                                               ----

99-B.8.2       Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Calvert Asset
               Management Company (Calvert Responsibly Invested
               Balanced Portfolio, formerly Calvert Socially
               Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3       Second Amendment dated January 1, 1996 to Fund          *
               Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management
               Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
               March 13, 1989 and amended December 27, 1993

99-B.8.4       Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996

99-B.8.5       Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Fidelity
               Distributors Corporation (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996

99-B.8.6       Service Agreement between Aetna Life Insurance and      *
               Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.7       Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Franklin Advisers,
               Inc. dated January 31, 1989

99-B.8.8       Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.9       Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991


* Incorporated by reference

EXHIBIT NO.    EXHIBIT                                               PAGE
-----------    -------                                               ----

99-B.8.10      Fund Participation Agreement between Aetna              *
               Life Insurance and Annuity Company and Advisers
               Management Trust (now Neuberger & Berman Advisers
               Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995

99-B.8.11      Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company and Scudder Variable
               Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B.8.12      Amendment dated as of February 20, 1996 to Fund         *
               Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment
               Fund dated April 27, 1992 as amended February 19, 1993
               and August 13, 1993

99-B.8.13      Fund Participation Agreement between Aetna Life         *
               Insurance and Annuity Company, Investors Research
               Corporation and TCI Portfolios, Inc. dated
               July 29, 1992 and amended December 27, 1992 and
               June 1, 1994

99-B.9         Opinion of Counsel                                      *

99-B.10.1      Consent of Independent Auditors                       ______

99-B.10.2      Consent of Counsel                                    ______

99-B.13        Computation of Performance Data                         *

99-B.15.1      Powers of Attorney                                      *

99-B.15.2      Authorization for Signatures                            *

27             Financial Data Schedule                                 *


* Incorporated by reference